Subsequent Events (Details) $ / shares in Units, $ in Thousands	Mar. 21, 2025 USD ($) $ / shares shares	Mar. 07, 2025 USD ($) $ / shares shares	Mar. 20, 2025 shares	Feb. 13, 2025 $ / shares	Dec. 31, 2024 $ / shares shares	Aug. 08, 2024 $ / shares shares	Mar. 04, 2024 $ / shares	Dec. 31, 2023 $ / shares shares	Dec. 27, 2023 $ / shares
Subsequent Event [Line Items]
Exercise price (in dollars per share)							$ 0.01		$ 11.50
Preferred stock, shares authorized (in shares) | shares					25,000,000
Common Class A
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)					$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common Class A | Private Placement
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)						$ 0.0001
Class A Common Stock issuable upon exercise of warrants (in shares) | shares						5,000,000
Series B Preferred stock
Subsequent Event [Line Items]
Exercise price (in dollars per share)					$ 0.01
Preferred stock, shares authorized (in shares) | shares					25,510			25,510
Subsequent Event
Subsequent Event [Line Items]
Exercise price (in dollars per share)	$ 0.01
Warrant expiration period	5 years
Subsequent Event | Related Party | Other Debt Payable
Subsequent Event [Line Items]
Principal and accrued interest | $	$ 4,227
Subsequent Event | Private Placement
Subsequent Event [Line Items]
Issuance of stock (in shares) | shares		2,000,000
Exercise price (in dollars per share)		$ 2.90
Proceeds from issuance of common stock | $		$ 5,800
Subsequent Event | Common Class A
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001
Class A Common Stock issuable upon exercise of warrants (in shares) | shares	1,268,100
Subsequent Event | Series B Preferred stock
Subsequent Event [Line Items]
Debt converted, shares issued (in shares) | shares	4,227
Preferred stock, shares authorized (in shares) | shares	29,737		25,510
Subsequent Event | Notes Payable to Banks | Bank #5
Subsequent Event [Line Items]
Debt instrument, back end fee, percentage	0.0300
Debt instrument, debt covenant, loan-to-value ratio threshold, percentage	0.85
Subsequent Event | SpinCo.
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)				$ 0.001